Intangible assets and goodwill - Summary of Intangible and Goodwill (Parenthetical) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation, intangible assets other than goodwill	€ 94,312	€ 80,608
Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation, intangible assets other than goodwill		47,340
Revaluation increase (decrease), intangible assets other than goodwill		€ 4,190